Borrowings - Debt instrument (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Borrowings
Borrowings	$ 3,455,983	$ 3,344,402
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Borrowings
Interest rate	5.63%
Borrowings	$ 505,053	497,861
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Borrowings
Interest rate	6.25%
Borrowings	$ 505,844	497,979
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | US Dollar
Borrowings
Interest rate	8.00%
Borrowings	$ 933,361	952,003
IHS Holding Term Loan Facility | US Dollar
Borrowings
Borrowings	$ 369,199	368,630
IHS Holding Term Loan Facility | US Dollar | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Borrowings
Borrowings		57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Maximum
Borrowings
Interest rate	18.00%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Minimum
Borrowings
Interest rate	12.50%
INT Towers Limited, maturing 2024 | Nigeria Naira
Borrowings
Borrowings		191,188
INT Towers Limited, maturing 2024 | Nigeria Naira | 3M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
INT Towers Limited, maturing 2028 | Nigeria Naira
Borrowings
Interest rate	20.00%
Borrowings	$ 306,691
IHS Cte d'Ivoire Ltd (CFA Franc) maturing 2024 | CFA Franc
Borrowings
Interest rate	5.00%
Borrowings	$ 16,139	18,854
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro
Borrowings
Borrowings	$ 12,093	14,217
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%
IHS Zambia Limited, 2027 | US Dollar
Borrowings
Borrowings	$ 95,090	94,596
IHS Zambia Limited, 2027 | US Dollar | 3M LIBOR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real
Borrowings
Borrowings	$ 67,503	68,591
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.65%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Borrowings
Borrowings	$ 81,444	82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Borrowings
Borrowings	$ 79,419	38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%
IHS Kuwait Limited, 2029 | Kuwaiti Dinar
Borrowings
Borrowings	$ 66,394	66,251
IHS Kuwait Limited, 2029 | Kuwaiti Dinar | 3M KIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.00%
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand
Borrowings
Borrowings	$ 188,629	197,836
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar
Borrowings
Borrowings	$ 89,981	66,047
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar | Maximum
Borrowings
Interest rate	12.05%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar | Minimum
Borrowings
Interest rate	8.95%
INT Towers Limited, Letters of Credit Maturing 2023
Borrowings
Borrowings	$ 137,000
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum
Borrowings
Interest rate	12.00%
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum
Borrowings
Interest rate	10.70%
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar
Borrowings
Borrowings	$ 136,998	128,063
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar | Maximum
Borrowings
Interest rate	12.00%
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar | Minimum
Borrowings
Interest rate	10.70%
ITNG limited, Letters of Credit Maturing 2023
Borrowings
Interest rate	12.05%
Borrowings	$ 1,000
ITNG limited, Letters of Credit Maturing 2023 | US Dollar
Borrowings
Interest rate	12.05%
Borrowings	$ 1,015	987
Global Independent Connect Limited Letters of Credit maturing 2023
Borrowings
Borrowings	$ 1,100
Global Independent Connect Limited Letters of Credit maturing 2023 | Maximum
Borrowings
Interest rate	12.05%
Global Independent Connect Limited Letters of Credit maturing 2023 | Minimum
Borrowings
Interest rate	8.97%
Global Independent Connect Limited Letters of Credit maturing 2023 | US Dollar
Borrowings
Interest rate	12.05%
Borrowings	$ 75	1,330
Global Independent Connect Limited Letters of Credit maturing 2023 | Chinese Yen
Borrowings
Interest rate	8.97%
Borrowings	$ 1,055	$ 1,051